Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended													6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net income (loss)	$ 47			$ 46		$ 11	$ (28)	$ 26	$ (78)	$ 162	$ 14	$ 67	$ 23	$ 86	$ 78	$ 158	$ (69)	$ 267
Less: preferred stock dividend/accretion						$ 0	$ 0	$ 0	$ (1)	$ (2)	$ (1)	$ (1)	$ (1)			0	(1)	(6)
Net income (loss) from continuing operations																158	(70)	261
Deferred cumulative preferred stock dividends	(8)			(7)										(16)	(15)	(30)	(26)	(14)
Net income (loss) applicable to Common Stockholders	$ 39			$ 39										$ 70	$ 63	$ 128	$ (96)	$ 247
Weighted Average Shares
Weighted average common shares outstanding	56,574,796			56,436,026										56,544,256	56,410,880	56,426,977	56,246,528	56,063,282
Effect of dilutive securities
May Investor Warrants (in shares)	349,539			299,391										327,307	266,118	305,484	0	237,412
Stock-based Awards (in shares)	826,895			429,655										751,518	294,135	432,062	0	217,487
Weighted average diluted common shares (in shares)	57,751,230			57,165,072										57,623,081	56,971,133	57,164,523	56,246,528	56,518,181
Earnings (loss) per common share
Basic earnings (loss) per common share (in usd per share)	$ 0.67	$ 0.45	$ 0.70	$ 0.69	$ 0.43	$ 0.07	$ (0.61)	$ 0.33	$ (1.51)	$ 2.79	$ 0.16	$ 1.11	$ 0.33	$ 1.23	$ 1.12	$ 2.27	$ (1.72)	$ 4.40
Effect of dilutive securities
Effect of dilutive securities - May Investor Warrants (in usd per share)																(0.01)	(0.00)	(0.02)
Effect of dilutive securities - Stock-based awards (in usd per share)	0.01			0.01										0.02	0.01	(0.02)	(0.00)	(0.01)
Diluted (loss) earnings per share (in usd per share)	0.66	$ 0.44	$ 0.69	$ 0.68	$ 0.43	$ 0.07	$ (0.61)	$ 0.33	$ (1.51)	$ 2.77	$ 0.16	$ 1.10	$ 0.33	1.21	$ 1.11	$ 2.24	$ (1.72)	$ 4.37
Exercise price of warrants (in usd per share)	$ 10.00													$ 10.00
Fair value of warrants		$ 8								$ 11						$ 8		$ 11